Tax	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Tax	Note 15: Tax
Analysis of tax expense for the year

	2025 £m	2024 £m	2023 £m
UK corporation tax:
Current tax on profit for the year	(1,367)	(1,159)	(1,301)
Adjustments in respect of prior years	86	89	51
	(1,281)	(1,070)	(1,250)
Foreign tax:
Current tax on profit for the year	(139)	(122)	(101)
Adjustments in respect of prior years	(9)	3	3
	(148)	(119)	(98)
Current tax expense	(1,429)	(1,189)	(1,348)
Deferred tax:
Current year	(504)	(307)	(583)
Adjustments in respect of prior years	29	2	(54)
Deferred tax (expense) credit	(475)	(305)	(637)
Tax expense	(1,904)	(1,494)	(1,985)
The tax expense is made up as follows:

Tax (expense) credit attributable to policyholders	(219)	(137)	30
Shareholder tax expense	(1,685)	(1,357)	(2,015)
Tax expense	(1,904)	(1,494)	(1,985)
Factors affecting the tax expense for the year
The UK corporation tax rate for the year was 25.0% (2024: 25.0%; 2023: 23.5%). The increase in applicable tax rate from 2023 relates to the change in statutory tax rate effective from 1 April 2023. An explanation of the relationship between tax expense and accounting profit is set out below.
Note 15: Tax continued

	2025 £m	2024 £m	2023 £m
Profit before tax	6,661	5,971	7,503
UK corporation tax thereon	(1,665)	(1,493)	(1,763)
Impact of surcharge on banking profits	(167)	(157)	(305)
Non-deductible costs: conduct charges	(70)	(27)	(29)
Non-deductible costs: bank levy	(33)	(37)	(35)
Other non-deductible costs[1]	(72)	(73)	(52)
Non-taxable income[1]	99	51	76
Tax relief on coupons on other equity instruments	116	125	124
(Non-deductible) non-taxable foreign exchange (losses) gains[1]	(75)	27	(50)
Tax-exempt gains on disposals	62	98	35
Tax losses where no deferred tax recognised	(7)	(7)	(2)
Remeasurement of deferred tax due to rate changes	–	–	(14)
Differences in overseas tax rates	(5)	(9)	6
Policyholder tax in respect of the life assurance business	(71)	(75)	(61)
Deferred tax in respect of life assurance policyholder tax	(119)	(5)	84
Adjustments in respect of prior years	106	94	–
Tax effect of share of results of joint ventures	(3)	(1)	1
Provision for Pillar 2 current income taxes	–	(5)	–
Tax expense	(1,904)	(1,494)	(1,985)
1(Non-deductible) non-taxable foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.
On 11 July 2023, the Government enacted its legislation implementing the G20-OECD Inclusive Framework Pillar 2 rules in the UK, including a Qualified Domestic Minimum Top-Up Tax rule. This legislation seeks to ensure that UK-headquartered multinational enterprises pay a minimum tax rate of 15% on UK and overseas profits arising after 31 December 2023. As a result, tax expense for 2024 included a current tax charge of £5 million in respect of the Group’s Channel Islands businesses. In 2025, following changes to tax rates in the Channel Islands, we do not expect any additional Pillar 2 charge to arise.
The Group paid UK and overseas corporation taxes of £1,575 million in the period, and received refunds of £200 million relating to tax overpaid in respect of the previous period. In addition, the Group paid £730 million in respect of the Irish loss relief case (see note 36).
Deferred tax
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2025 £m	2024 £m	Tax disclosure	2025 £m	2024 £m
Deferred tax assets	3,990	5,005	Deferred tax assets	5,734	6,900
Deferred tax liabilities	(146)	(125)	Deferred tax liabilities	(1,890)	(2,020)
Net deferred tax asset at 31 December	3,844	4,880	Net deferred tax asset at 31 December	3,844	4,880
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Long-term assurance business £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2024	4,783	248	221	233	58	47	1,667	50	102	7,409
Charge to the income statement	(133)	(75)	(22)	(167)	(1)	(9)	(63)	–	(10)	(480)
(Charge) credit to other comprehensive income	–	–	–	–	–	–	(9)	16	–	7
Transfer to disposal group	–	–	–	(13)	–	–	–	–	–	(13)
Other charge to equity	–	–	–	–	(23)	–	–	–	–	(23)
At 31 December 2024	4,650	173	199	53	34	38	1,595	66	92	6,900
(Charge) credit to the income statement	(401)	(81)	(58)	(53)	2	(5)	37	(29)	(1)	(589)
Credit (charge) to other comprehensive income	–	–	35	–	–	–	(659)	(7)	–	(631)
Other credit to equity	–	–	–	–	54	–	–	–	–	54
At 31 December 2025	4,249	92	176	–	90	33	973	30	91	5,734
In 2024, deferred tax assets of £13 million were reclassified as disposal group assets and presented within other assets (see note 24).
Note 15: Tax continued

Deferred tax liabilities	Property, plant and equipment £m	Capitalised software enhancements £m	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024	–	(92)	–	(352)	(971)	(708)	(258)	(2,381)
(Charge) credit to the income statement	–	(31)	–	124	3	164	(85)	175
Credit to other comprehensive income	–	–	–	–	154	–	22	176
Exchange and other adjustments	–	–	–	–	–	–	10	10
At 31 December 2024	–	(123)	–	(228)	(814)	(544)	(311)	(2,020)
(Charge) credit to the income statement	(45)	33	(73)	32	2	154	11	114
Credit to other comprehensive income	–	–	–	–	85	–	–	85
Acquisitions	–	–	–	(72)	–	–	–	(72)
Exchange and other adjustments	–	–	5	–	–	–	(2)	3
At 31 December 2025	(45)	(90)	(68)	(268)	(727)	(390)	(302)	(1,890)
1Financial assets at fair value through other comprehensive income.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised.
The Group has recognised a deferred tax asset of £4,249 million (2024: £4,650 million) in respect of trading losses carried forward.
Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the
Board-approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management’s judgement it is more likely than not that the value of the losses will be recovered by the
Group while still operating as a going concern.
Banking tax losses that arose before 1 April 2015 can only be used against 25% of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2036 (2024: 2037) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the different legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 85% of the value will be recovered by 2033, when Lloyds Bank plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group.
Strong life business investment returns in the year mean that its brought forward expenses have now been fully utilised in the calculation of policyholder tax liabilities. As a result, there is no net deferred tax asset to recognise in respect of them (2024: £104 million).
Deferred tax not recognised
Deferred tax assets of £132 million (2024: £143 million) have not been recognised in respect of £526 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £52 million (2024: £58 million) relates to losses that will expire if not used within
20 years, and £2 million (2024: £8 million) relates to losses with no expiry date.
As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.
Critical accounting judgements and key sources of estimation uncertainty

Critical judgement:	The Group believes that its interpretation of the tax rules on group relief are correct
The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2020, HMRC concluded its enquiry into the matter and issued a closure notice denying the group relief claim. The Group appealed to the First Tier Tax Tribunal. The hearing took place in May 2023. In January 2025, the First Tier Tribunal concluded in favour of HMRC. The Group believes it has applied the rules correctly and that the claim for group relief is correct. Having reviewed the Tribunal’s conclusions and having taken appropriate advice the Group has appealed to the Upper Tier Tax Tribunal, and does not consider this to be a case where an additional tax liability will ultimately fall due. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management believes that this would result in an increase in current tax liabilities of approximately £980 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £270 million. Following the First Tier Tax Tribunal outcome, the tax has been paid to HMRC and recognised as a current tax asset, given the Group’s view that the tax liability will not ultimately fall due. The appeal has been listed for hearing in March 2027, however final conclusion of the judicial process may not be for several years.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of costs relating to
HBOS Reading), none of which is expected to have a material impact on the financial position of the Group.